Prudential Day One Income Fund
Schedule of Investments (unaudited) as of October 31, 2023
Description	Shares	Value
Long-Term Investments 89.9%
Affiliated Mutual Funds
Domestic Equity — 18.4%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	18,931	$211,654
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	128,254	2,248,300
PGIM Quant Solutions Mid-Cap Core Fund (Class R6)	23,459	212,770
PGIM Quant Solutions US Broad Market Index Fund (Class R6)	78,208	1,231,001
		3,903,725
Fixed Income — 60.8%
PGIM Core Conservative Bond Fund (Class R6)	418,187	3,370,589
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	176,485	1,267,162
PGIM TIPS Fund (Class R6)	598,242	4,833,797
PGIM Total Return Bond Fund (Class R6)	302,142	3,371,910
		12,843,458
International Equity — 10.7%
PGIM Global Real Estate Fund (Class R6)	79,189	1,283,651
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	80,177	972,551
		2,256,202

Total Long-Term Investments (cost $20,360,624)		19,003,385

Short-Term Investment 10.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,122,644)	2,122,644	2,122,644

TOTAL INVESTMENTS 100.0% (cost $22,483,268)(wa)		21,126,029
Other assets in excess of liabilities 0.0%		3,213

Net Assets 100.0%		$21,129,242

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds